CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	36,590,478	34,707,622
Ordinary shares, shares outstanding	36,590,478	34,707,622